Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of property, plant and equipment useful lives
Depreciation is calculated using the straight-line method to reduce the cost of each asset to its residual value over its estimated useful life, as follows:

Leasehold improvements	3 to 10 years
Laboratory equipment	5 years
Office equipment	5 years
Hardware	3 years

(in KUSD)	Leasehold improvements	Laboratory equipment	Office equipment	Hardware	Construction in progress	Total
Cost
January 1, 2020	533	1,111	698	618	—	2,960
Additions	224	30	84	616	67	1,021
Disposals and scrapping	(13)	(178)	(117)	(367)	—	(675)
Exchange difference	2	39	6	3	—	50
December 31, 2020	746	1,002	671	870	67	3,356
Additions	1,761	1,250	308	111	—	3,430
Transfers	67	—	—	—	(67)	—
Disposals and scrapping	(272)	—	(24)	—	—	(296)
Exchange difference	(53)	(24)	(10)	—	—	(87)
December 31, 2021	2,249	2,228	945	981	—	6,403

Accumulated depreciation
January 1, 2020	(209)	(533)	(397)	(445)	—	(1,584)
Depreciation charge	(162)	(207)	(173)	(232)	—	(774)
Disposals and scrapping	13	178	117	367	—	675
Exchange difference	(4)	(32)	(4)	(4)	—	(44)
December 31, 2020	(362)	(594)	(457)	(314)	—	(1,727)
Depreciation charge	(312)	(251)	(99)	(258)	—	(920)
Disposals and scrapping	272	—	24	—	—	296
Exchange difference	3	9	2	—	—	14
December 31, 2021	(399)	(836)	(530)	(572)	—	(2,337)

Net book amount
December 31, 2020	384	408	214	556	67	1,629
December 31, 2021	1,850	1,392	415	409	—	4,066
Depreciation of property, plant and equipment has been charged to the following categories in the consolidated statement of operation:

	Year Ended December 31,
(in KUSD)	2021	2020	2019
R&D expense	751	589	407
S&M expense (1)	67	—	—
G&A expense	102	185	145
	920	774	552
(1) Depreciation expense for S&M was not material for year ended December 31, 2020.